Deferred Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of the year	$ 1,864	$ 1,957	$ 2,108
Recognized as other operating income	(1,854)		(281)
Foreign currency translation difference	(10)	(93)	130
Balance at ending of the year		$ 1,864	$ 1,957